NEWMONT LOAN (Tables)	12 Months Ended
Dec. 31, 2021
Newmont Loan
Borrowings
Schedule of long-tem debt

	Mexican pesos	Mexican pesos	US dollars
	(thousands)	(thousands)	(thousands)
	Undiscounted	Discounted
At January 1, 2020	219,466	182,700	$9,647
Accretion during the year	—	27,713	1,295
Modification gains arising from changes in estimates	—	(22,093)	(1,032)
Foreign exchange	—	—	(470)
At December 31, 2020	219,466	188,320	$9,440
Accretion during the year	—	28,031	1,382
Modification gains arising from changes in estimates	—	(4,470)	(220)
Foreign exchange	—	—	(309)
At December 31, 2021	219,466	211,881	$10,293